                               ING PARTNERS, INC.

                        ING VAN KAMPEN COMSTOCK PORTFOLIO

                          Supplement Dated June 1, 2005
                to the Service Class and Adviser Class Prospectus
                        and the Initial Class Prospectus
                              Dated April 29, 2005


      Effective June 1, 2005, ING Life Insurance and Annuity Company, the Portfolio's investment adviser, has implemented a waiver to reduce the Portfolio's management fee for the period from June 1, 2005 through and including May 1, 2006. The Prospectuses are hereby revised as follows:

      SERVICE CLASS AND ADVISER CLASS PROSPECTUS

      1. The information relating to the Portfolio in the table entitled "S Class Shares Annual Portfolio Operating Expenses" in the "Portfolio Fees and Expenses" section on page 39 of the Service Class and Adviser Class Prospectus is deleted and replaced with the following:

                     MANAGEMENT    DISTRIBUTION          OTHER EXPENSES            GROSS         WAIVERS AND       TOTAL NET
                         FEE        (12B-1) FEE                                   ANNUAL       REIMBURSEMENTS        ANNUAL
                                                                                 OPERATING                         OPERATING
                                                                                 EXPENSES                           EXPENSES
                                                     ADMIN.       SHAREHOLDER
                                                  SERVICES FEE   SERVICES FEE
ING Van
Kampen
Comstock
Portfolio(2)            0.60%            -          0.35%(4)         0.25%         1.20%           (0.09)%           1.11%

      2. Footnote (2) of the "S Class Shares Annual Portfolio Operating Expenses" table found on page 39 of the Service Class and Adviser Class Prospectus is revised to read as follows:

            (2) Effective December 1, 2004, Management Fees were restated to reflect a decrease as follows: from 0.80% to 0.64% for ING American Century Select Portfolio, from 0.70% to 0.64% for ING Salomon Brothers Large Cap Growth Portfolio, from 0.85% to 0.64% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio, and from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio. In addition, ING Life Insurance and Annuity Company ("ILIAC") has contractually agreed to waive a portion of the management fee for ING Van Kampen Comstock Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for the Portfolio would equal 0.02%. This management fee waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if ILIAC elects to renew it.

      3. The information relating to the Portfolio in the table under the heading "Example" in the "Portfolio Fees and Expenses" section on page 40 of the Service Class and Adviser Class Prospectus is deleted and replaced with the following:

                                          1 YEAR            3 YEARS            5 YEARS           10 YEARS
                ING Van Kampen
                Comstock
                Portfolio(1)               $113               $372              $651              $1,447

      4. The information relating to the Portfolio in the table entitled "ADV Class Shares Annual Portfolio Operating Expenses" in the "Portfolio Fees and Expenses" section on page 41 of the Service Class and Adviser Class Prospectus is deleted and replaced with the following:

                     MANAGEMENT    DISTRIBUTION          OTHER EXPENSES            GROSS         WAIVERS AND       TOTAL NET
                         FEE        (12B-1) FEE                                   ANNUAL       REIMBURSEMENTS        ANNUAL
                                                                                 OPERATING                         OPERATING
                                                                                 EXPENSES                           EXPENSES
                                                     ADMIN.       SHAREHOLDER
                                                  SERVICES FEE   SERVICES FEE
ING Van
Kampen
Comstock
Portfolio(2)            0.60%          0.25%        0.35%(4)         0.25%         1.45%           (0.09)%           1.36%

      5. Footnote (2) of the "ADV Class Shares Annual Portfolio Operating Expenses" table found on page 41 of the Service Class and Adviser Prospectus is revised to read as follows:

            (2) Effective December 1, 2004, Management Fees were restated to reflect a decrease as follows: from 0.80% to 0.64% for ING American Century Select Portfolio, from 0.70% to 0.64% for ING Salomon Brothers Large Cap Growth Portfolio, from 0.85% to 0.64% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio, and from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio. In addition, ING Life Insurance and Annuity Company ("ILIAC") has contractually agreed to waive a portion of the management fee for ING Van Kampen Comstock Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for the Portfolio would equal 0.02%. This management fee waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if ILIAC elects to renew it.

      6. The information relating to the Portfolio in the table under the heading "Example" in the "Portfolio Fees and Expense" section on page 42 of the Service Class and Adviser Class Prospectus is deleted and replaced with the following:

                                          1 YEAR            3 YEARS            5 YEARS           10 YEARS
                ING Van Kampen
                Comstock
                Portfolio(1)               $138               $450              $784              $1,728

      INITIAL CLASS PROSPECTUS

      1. The information relating to the Portfolio in the table entitled "I Class Shares Annual Portfolio Operating Expenses" in the "Portfolio Fees and Expenses" section on page 38 of the Initial Class Prospectus is deleted and replaced with the following:

                     MANAGEMENT    DISTRIBUTION          OTHER EXPENSES            GROSS         WAIVERS AND       TOTAL NET
                         FEE        (12B-1) FEE                                   ANNUAL       REIMBURSEMENTS        ANNUAL
                                                                                 OPERATING                         OPERATING
                                                                                 EXPENSES                           EXPENSES
ING Van
Kampen
Comstock
Portfolio(2)            0.60%            -                  0.35%(4)               0.95%           (0.09)%           0.86%

      2. Footnote (2) of the "I Class Shares Annual Portfolio Operating Expenses" table found on page 38 of the Initial Class Prospectus is revised to read as follows:

            (2) Effective December 1, 2004, Management Fees were restated to reflect a decrease as follows: from 0.80% to 0.64% for ING American Century Select Portfolio, from 0.70% to 0.64% for ING Salomon Brothers Large Cap Growth Portfolio, from 0.85% to 0.64% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio, and from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio. In addition, ING Life Insurance and Annuity Company ("ILIAC") has contractually agreed to waive a portion of the management fee for ING Van Kampen Comstock Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for the Portfolio would equal 0.02%. This management fee waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if ILIAC elects to renew it.

      3. The information relating to the Portfolio in the table under the heading "Example" in the "Portfolio Fees and Expenses" section on page 39 of the Initial Class Prospectus is deleted and replaced with the following:

                                          1 YEAR            3 YEARS            5 YEARS           10 YEARS
                ING Van Kampen
                Comstock
                Portfolio(1)                $88               $294              $517              $1,158


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING PARTNERS, INC.

                        ING VAN KAMPEN COMSTOCK PORTFOLIO

                          Supplement Dated June 1, 2005
             to the Initial Class, Service Class, and Adviser Class
                   Statement of Additional Information ("SAI")
                              Dated April 29, 2005


      Effective June 1, 2005, the sub-advisory fee for the Portfolio has been reduced. The information relating to the Portfolio in the table beginning on page 83 of the Initial Class, Service Class, and Adviser Class SAI is deleted and replaced with the following:

                   PORTFOLIO                 SUB-ADVISORY FEE
                   ---------                 ----------------
              ING Van Kampen Comstock  0.35% on the first $2 billion;
              Portfolio(8)             0.32% on the next $1 billion; and
                                       0.30% on assets over $3 billion

            (8) For purposes of calculating fees under the sub-advisory agreement with Van Kampen, the assets of the Portfolio will be aggregated with the assets of ING Van Kampen Equity Growth Portfolio, a series of ING Investors Trust, which is not party to this sub-advisory agreement. The aggregated assets will be applied to the above schedule and the resulting fee rate shall be prorated back to the two portfolios and their respective investment adviser based on relative net assets.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.